Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 518,990	¥ 522,575
Tax losses carried forward	913,576	978,345
Less: Valuation allowance	(1,432,566)	(1,500,920)
Total of deferred tax assets
Taxable temporary difference related to acquired right to operate an online audio/video content platform	11,616	14,019
Total of deferred tax liabilities	¥ 11,616	¥ 14,019